Operating Lease	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
OPERATING LEASE

Note 15 - OPERATING LEASE

The Company has operating lease for its office facility. The lease for the year ended December 31, 2023 is located at the following addresses with their respective areas:

1.	Xuesong Building: Block A, 4D,5D,6D, Tairan 6th Road, Chegongmiao, Sha Tau Street, Futian District, Shenzhen, which consists of approximately 280 square meters.

2.	Partial area of Room 2602, Unit 2, Floor 26, Guohua Tianping Building, Juxianyan Square, Jiangbei District, Chongqing, which consists of approximately 77.1 square meters.

3.	Room 1301, 1302 and 1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District, which consists of approximately 1796.26 square meters.

In the year 2022, the company changed the leased property address to Room 1302-1305, Building 25, Tianan Headquarters Central Road, 555, Panyu Avenue North, Donghuan Street, Panyu District and 1,451.04 square meters on December 9, 2021. The renewed lease has a term starting from December 9, 2021 and ending by October 8, 2025. The lease deposit increased to $28,963 without any rent-free period. In June 2022, the Company signed a new lease agreement for its office space located at Room 1301.01 and 1301.02, Building 25, Tianan Headquarters Central Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. The office space covers an area of about 345.22 square meters. In the year 2023, the company terminated two lease contracts with Guangzhou Panyu Energy Saving Science Park Development Co., Ltd., located at Room 1301-1, 1301-2 (345.22 square meters) and Room 1302-1305 (1451.04 square meters), Building 25, Tianan Headquarters Center Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District. At the same time, a new office lease contract was signed with Guangzhou Panyu Energy Saving Science Park Development Co., Ltd., for Rooms 1302, 1303, and 1304 (1131.44 square meters) in Building 25, Tianan Headquarters Center Road, No. 555 Panyu Avenue North, Donghuan Street, Panyu District, with a lease period of 22 months. As of December 31, 2023, and 2022, the lease deposits were $22,779 and $33,127, respectively.

On December 2023, the acquisition of Industry Insights Consulting LTD and its subsidiaries which includes short-term leasing arrangements. These leases are primarily for operational needs as office space and are renewed on an annual basis with no transfer of ownership conditions, the following addresses have been included in the leasing scope for each respective company:

Xuesong Building, Block A, located at 4D, 5D, and 6D, Tairan 6th Road, Chegongmiao, Sha Tau Street, Futian District, Shenzhen.

Due to the incorporation of Guangdong Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. and Chongqing Tiancheng Jinhui Enterprise Management Consulting Co., Ltd. this year, the companies have leased the following properties for office purposes:

Room 1301 (664.82 square meters), consisting of two units, Building 25, Tianan Headquarters Central Road, 555 Panyu Avenue North, Donghuan Street, Panyu District, Shenzhen, Guangdong. And the lease deposit as of December 31, 2023 was $13,385.

Partial area of Room 2602, Unit 2, Floor 26, Guohua Tianping Building, 9 Juxianyan Square, Jiangbei Mouth, Jiangbei District, Chongqing.

Leases with an initial term of 12 months or less are not recorded on the balance sheet; and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company does not separate non-lease components from the lease components to which they relate, and instead accounts for each separate lease and non- lease component associated with that lease component as a single lease component for all underlying asset classes.

The following table provides a summary of leases by balance sheet location as of December 31, 2023 and 2022:

Assets/Liabilities	December 31, 2023	December 31, 2022
Assets
Operating lease right-of-use assets	$353,471	$522,278

Liabilities
Operating lease liability - current	$192,159	$165,506
Operating lease liability - non-current	161,886	373,068
Total lease liabilities	$354,045	$538,574

The operating lease expenses for the years ended December 31, 2023 and 2022 were as follows:

Lease Cost	Classification	December 31, 2023	December 31, 2022
Operating lease cost	General and administrative expenses	$203,445	$195,887

Maturities of operating lease liabilities at December 31, 2023 were as follows:

Maturity of Lease Liabilities	Operating Leases
12 months ending December 31,
2024	$213,632
2025	167,330
Total lease payments	380,962
Less: interest	26,917
Present value of lease payments	$354,045

Lease Term and Discount Rate	December 31, 2023	December 31, 2022
Weighted-average remaining lease term (years)
Operating leases	1.75	2.83

Weighted-average discount rate (%)
Operating leases	8%	8%